Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	44
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$55,910,509.11	0.5543378	$42,843,946.24	0.4247863	$13,066,562.87
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$145,380,509.11	0.1096938	$132,313,946.24	0.0998347	$13,066,562.87

Weighted Avg. Coupon (WAC)	3.36%		3.38%
Weighted Avg. Remaining Maturity (WARM)	19.74		18.95
Pool Receivables Balance	$167,594,537.36		$154,286,925.96
Remaining Number of Receivables	29,437		28,576

Adjusted Pool Balance	$165,410,709.48		$152,344,146.61

III. COLLECTIONS

Principal:
Principal Collections	$12,917,323.52
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$199,810.47
Total Principal Collections	$13,117,133.99

Interest:
Interest Collections	$472,210.76
Late Fees & Other Charges	$41,992.33
Interest on Repurchase Principal	$-
Total Interest Collections	$514,203.09

Collection Account Interest	$10,916.21
Reserve Account Interest	$3,039.36
Servicer Advances	$-

Total Collections	$13,645,292.65

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	44
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$13,645,292.65
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$13,645,292.65

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$139,662.11	$-	$139,662.11	$139,662.11
Collection Account Interest					$10,916.21
Late Fees & Other Charges					$41,992.33
Total due to Servicer					$192,570.65

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$68,024.45		$68,024.45

Total Class A interest:		$68,024.45		$68,024.45	$68,024.45

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$13,225,699.55

9. Regular Principal Distribution Amount:					$13,066,562.87

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$13,066,562.87
Class A Notes Total:		$13,066,562.87		$13,066,562.87
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$13,066,562.87		$13,066,562.87

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					159,136.68

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,183,827.88
Beginning Period Amount	$2,183,827.88
Current Period Amortization	$241,048.53
Ending Period Required Amount	$1,942,779.35
Ending Period Amount	$1,942,779.35
Next Distribution Date Required Amount	$1,718,439.58

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	44
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	12.11%	13.15%	13.15%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.03%	28,012	96.54%	$148,956,205.73
30 - 60 Days	1.46%	417	2.48%	$3,832,069.40
61 - 90 Days	0.42%	121	0.79%	$1,222,226.24
91-120 Days	0.09%	26	0.18%	$276,424.59
121 + Days	0.00%	0	0.00%	$-
Total		28,576		$154,286,925.96

Delinquent Receivables 30+ Days Past Due
Current Period	1.97%	564	3.46%	$5,330,720.23
1st Preceding Collection Period	1.91%	562	3.25%	$5,452,029.16
2nd Preceding Collection Period	1.89%	574	3.14%	$5,704,898.09
3rd Preceding Collection Period	1.77%	551	2.93%	$5,731,883.41
Four-Month Average	1.89%		3.20%

Repossession in Current Period		22		$114,284.77
Repossession Inventory		74		$79,379.21

Current Charge-Offs
Gross Principal of Charge-Offs				$390,287.88
Recoveries				$(199,810.47)
Net Loss				$190,477.41

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.36%

Average Pool Balance for Current Period				$160,940,731.66

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.42%
1st Preceding Collection Period				0.96%
2nd Preceding Collection Period				0.42%
3rd Preceding Collection Period				1.22%
Four-Month Average				1.00%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		42	2,949	$43,038,629.32
Recoveries		35	2,652	$(24,515,100.68)
Net Loss				$18,523,528.64
Cumulative Net Loss as a % of Initial Pool Balance				1.36%

Net Loss for Receivables that have experienced a Net Loss *		32	2,424	$18,624,235.65
Average Net Loss for Receivables that have experienced a Net Loss				$7,683.27

Principal Balance of Extensions				$940,705.13
Number of Extensions				95

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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